BORROWINGS (Schedule of movement in Exchangeable Notes) (Details) - Exchangeable Notes [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Balance at January 1	$ (83,312)	$ (82,664)
Accretion interest	(83)	(648)
Repaid to Note holders	86,730	0
Shares issued to Note holders as consideration	6,133	0
Loss on disposal	(9,678)	0
Liability	$ (210)	$ (83,312)